Shareholder Report	12 Months Ended
Feb. 28, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust IV
Entity Central Index Key	0001644419
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000226137
Shareholder Report [Line Items]
Fund Name	Monarch Ambassador Income Index ETF
Trading Symbol	MAMB
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Monarch Ambassador Income Index ETF for the period of March 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.monarchfunds.com/resources. You can also request this information by contacting us at 1-541-291-4405.
Additional Information Phone Number	1-541-291-4405
Additional Information Website	https://www.monarchfunds.com/resources
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Monarch Ambassador Income Index ETF	$107	1.01%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.01%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Mar. 23, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 173,148,502
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 1,176,779
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$173,148,502
Number of Portfolio Holdings	10
Advisory Fee	$1,176,779
Portfolio Turnover	46%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	100.0%

Asset Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.2%
Commodity	6.4%
Fixed Income	93.4%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
iShares MBS ETF	18.7%
iShares iBoxx $ Investment Grade Corporate Bond ETF	16.2%
iShares 7-10 Year Treasury Bond ETF	13.8%
iShares Core U.S. Aggregate Bond ETF	12.4%
iShares 1-3 Year Treasury Bond ETF	11.1%
iShares Gold Trust	6.4%
iShares 20+ Year Treasury Bond ETF	6.3%
Invesco Taxable Municipal Bond ETF	6.2%
SPDR Bloomberg Convertible Securities ETF	6.2%
SPDR Portfolio Short Term Corporate Bond ETF	2.5%

C000226138
Shareholder Report [Line Items]
Fund Name	Monarch Blue Chips Core Index ETF
Trading Symbol	MBCC
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Monarch Blue Chips Core Index ETF for the period of March 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.monarchfunds.com/resources. You can also request this information by contacting us at 1-541-291-4405.
Additional Information Phone Number	1-541-291-4405
Additional Information Website	https://www.monarchfunds.com/resources
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Monarch Blue Chips Core Index ETF	$103	1.01%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	1.01%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Mar. 23, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 152,543,031
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 1,121,163
InvestmentCompanyPortfolioTurnover	73.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$152,543,031
Number of Portfolio Holdings	24
Advisory Fee	$1,121,163
Portfolio Turnover	73%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	100.0%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.2%
Financials	3.7%
Real Estate	8.8%
Industrials	9.4%
Communications	11.3%
Consumer Discretionary	12.1%
Health Care	12.5%
Consumer Staples	14.2%
Technology	27.8%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Texas Instruments, Inc.	5.2%
Philip Morris International, Inc.	4.9%
Walmart, Inc.	4.8%
General Electric Company	4.7%
Emerson Electric Company	4.7%
Amgen, Inc.	4.6%
Costco Wholesale Corporation	4.5%
Simon Property Group, Inc.	4.5%
McDonald's Corporation	4.5%
American Tower Corporation	4.4%

S000246990
Shareholder Report [Line Items]
Fund Name	Monarch Dividend Plus Index ETF
Trading Symbol	MDPL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Monarch Dividend Plus Index ETF for the period of March 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.monarchfunds.com/resources. You can also request this information by contacting us at 1-541-291-4405.
Additional Information Phone Number	1-541-291-4405
Additional Information Website	https://www.monarchfunds.com/resources
Expenses [Text Block]

What were the Fund’s costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Monarch Dividend Plus Index ETF	$122	1.19%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.19%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Mar. 06, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 58,817,902
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 473,707
InvestmentCompanyPortfolioTurnover	89.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$58,817,902
Number of Portfolio Holdings	30
Advisory Fee	$473,707
Portfolio Turnover	89%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	100.0%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.5%
Materials	3.2%
Energy	6.6%
Communications	6.8%
Industrials	9.8%
Consumer Staples	13.1%
Health Care	13.2%
Financials	16.6%
Technology	30.2%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
FactSet Research Systems, Inc.	3.7%
Nexstar Media Group, Inc.	3.6%
SS&C Technologies Holdings, Inc.	3.5%
Marsh & McLennan Companies, Inc.	3.4%
Cigna Group (The)	3.4%
Brown & Brown, Inc.	3.4%
Booz Allen Hamilton Holding Corporation	3.4%
Genpact Ltd.	3.4%
General Mills, Inc.	3.3%
Merck & Company, Inc.	3.3%

C000226139
Shareholder Report [Line Items]
Fund Name	Monarch ProCap Index ETF
Trading Symbol	MPRO
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Monarch ProCap Index ETF for the period of March 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.monarchfunds.com/resources. You can also request this information by contacting us at 1-541-291-4405.
Additional Information Phone Number	1-541-291-4405
Additional Information Website	https://www.monarchfunds.com/resources
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Monarch ProCap Index ETF	$104	0.97%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.97%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Mar. 23, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 250,492,723
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 1,899,326
InvestmentCompanyPortfolioTurnover	75.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$250,492,723
Number of Portfolio Holdings	9
Advisory Fee	$1,899,326
Portfolio Turnover	75%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	100.0%

Asset Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.1%
Equity	49.9%
Fixed Income	50.0%

Top Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
iShares Core U.S. Aggregate Bond ETF	50.0%
State Street Health Care Select Sector SPDR ETF	10.2%
State Street Communication Services Select Sector SPDR ETF	10.0%
State Street Consumer Staples Select Sector SPDR ETF	5.1%
State Street Real Estate Select Sector SPDR ETF	5.1%
State Street Industrial Select Sector SPDR ETF	5.0%
State Street Consumer Discretionary Select Sector SPDR ETF	4.9%
State Street Technology Select Sector SPDR ETF	4.8%
State Street Financial Select Sector SPDR ETF	4.8%

C000246991
Shareholder Report [Line Items]
Fund Name	Monarch Select Subsector Index ETF
Trading Symbol	MSSS
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Monarch Select Subsector Index ETF for the period of March 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.monarchfunds.com/resources. You can also request this information by contacting us at 1-541-291-4405.
Additional Information Phone Number	1-541-291-4405
Additional Information Website	https://www.monarchfunds.com/resources
Expenses [Text Block]

What were the Fund’s costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Monarch Select Subsector Index ETF	$116	1.08%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.08%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Mar. 06, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 125,113,913
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 892,900
InvestmentCompanyPortfolioTurnover	127.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$125,113,913
Number of Portfolio Holdings	10
Advisory Fee	$892,900
Portfolio Turnover	127%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	100.0%

Asset Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.2%
Equity	99.8%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
SPDR S&P Aerospace & Defense ETF	10.3%
iShares U.S. Healthcare Providers ETF	10.3%
Invesco KBW Property & Casualty ETF	10.2%
iShares U.S. Medical Devices ETF	10.2%
SPDR S&P Insurance ETF	10.0%
State Street Communication Services Select Sector SPDR ETF	9.9%
Invesco Leisure & Entertainment ETF	9.9%
SPDR S&P Pharmaceuticals ETF	9.9%
State Street SPDR S&P Semiconductor ETF	9.7%
SPDR S&P Software & Services ETF	9.4%

C000246992
Shareholder Report [Line Items]
Fund Name	Monarch Volume Factor Dividend Tree Index ETF
Trading Symbol	MVFD
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Monarch Volume Factor Dividend Tree Index ETF for the period of March 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.monarchfunds.com/resources. You can also request this information by contacting us at 1-541-291-4405.
Additional Information Phone Number	1-541-291-4405
Additional Information Website	https://www.monarchfunds.com/resources
Expenses [Text Block]

What were the Fund’s costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Monarch Volume Factor Dividend Tree Index ETF	$119	1.10%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.10%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Mar. 06, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 99,079,890
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 647,675
InvestmentCompanyPortfolioTurnover	321.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$99,079,890
Number of Portfolio Holdings	39
Advisory Fee	$647,675
Portfolio Turnover	321%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	100.0%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.5%
Health Care	2.8%
Materials	2.9%
Consumer Staples	5.2%
Energy	8.4%
Technology	13.0%
Industrials	19.4%
Financials	22.5%
Consumer Discretionary	25.3%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Kulicke & Soffa Industries, Inc.	4.2%
International Seaways, Inc.	3.7%
Clear Secure, Inc., Class A	3.5%
Rush Enterprises, Inc., Class A	2.9%
DuPont de Nemours, Inc.	2.9%
Halliburton Company	2.9%
Snap-on, Inc.	2.9%
EnerSys	2.8%
Bristol-Myers Squibb Company	2.8%
Dell Technologies, Inc., Class C	2.7%

C000246993
Shareholder Report [Line Items]
Fund Name	Monarch Volume Factor Global Unconstrained Index ETF
Trading Symbol	MVFG
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Monarch Volume Factor Global Unconstrained Index ETF for the period of March 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.monarchfunds.com/resources. You can also request this information by contacting us at 1-541-291-4405.
Additional Information Phone Number	1-541-291-4405
Additional Information Website	https://www.monarchfunds.com/resources
Expenses [Text Block]

What were the Fund’s costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Monarch Volume Factor Global Unconstrained Index ETF	$121	1.03%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.03%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Mar. 06, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 147,976,181
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 939,734
InvestmentCompanyPortfolioTurnover	419.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$147,976,181
Number of Portfolio Holdings	25
Advisory Fee	$939,734
Portfolio Turnover	419%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	100.0%

Asset Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.3%
Equity	99.7%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Columbia EM Core ex-China ETF	4.4%
John Hancock Multifactor Emerging Markets ETF	4.3%
Vanguard FTSE All World ex-US Small-Cap ETF	4.2%
First Trust Dorsey Wright International Focus 5 ETF	4.2%
Fidelity International Value Factor ETF	4.1%
FlexShares International Quality Dividend Index Fund	4.1%
SPDR MSCI ACWI ex-US ETF	4.1%
Vanguard S&P Mid-Cap 400 Growth ETF	4.1%
iShares Currency Hedged MSCI ACWI ex U.S. ETF	4.1%
Xtrackers Russell US Multifactor ETF	4.1%